Securities	9 Months Ended
Jul. 31, 2024
Text Block [Abstract]
Securities
Note 2: Securities
Classification of Securities
The following table summarizes the carrying amounts of the bank’s securities by classification:

(Canadian $ in millions)	July 31, 2024	October 31, 2023
Trading securities (1)	$168,099	$123,718
Fair value through profit or loss securities (FVTPL)
FVTPL securities mandatorily measured at fair value	6,683	6,730
FVTPL investment securities held by Insurance subsidiaries designated at fair value	11,854	10,003
Total FVTPL securities	18,537	16,733
Fair value through other comprehensive income (FVOCI) securities (2)	81,456	62,819
Amortized cost securities (3)	117,869	116,814
Investments in associates and joint ventures	1,653	1,461
Total	$387,614	$321,545

(1)
Trading securities include interests of $11,376 million as at July 31, 2024 ($3,346 million as at October 31, 2023) in Collateralized Mortgage Obligations (CMO). We receive CMO in return for our sales of Mortgage Backed Securities (MBS) to certain structured vehicles that we do not consolidate. When we subsequently sell these CMO to third parties, but do not transfer substantially all risks and rewards of ownership to the third-party investor, or we maintain an interest in the sold instrument, we retain these CMO on our Consolidated Balance Sheet. Refer to Note 7 of our annual consolidated financial statements for the year ended October 31, 2023 for further discussion on these vehicles.

(2)	Amounts are net of ACL of $4 million ($3 million as at October 31, 2023).
(3)	Amounts are net of ACL of $3 million ($3 million as at October 31, 2023).
 Certain comparative figures have been reclassified for changes in accounting policy (Note 1).
Amortized Cost Securities
The following table summarizes the carrying value and fair value of amortized cost debt securities:

(Canadian $ in millions)	July 31, 2024		October 31, 2023
	Carrying value	Fair value	Carrying value	Fair value
Issued or guaranteed by:
Canadian federal government	$3,299	$3,278	$4,908	$4,905
Canadian provincial and municipal governments	4,378	4,379	4,613	4,605
U.S. federal government	55,666	51,414	56,878	51,063
U.S. states, municipalities and agencies	185	184	190	179
Other governments	862	846	948	779
NHA MBS, U.S. agency MBS and CMO (1)	43,886	39,945	47,590	41,134
Corporate debt	9,593	9,564	1,687	1,506
Total	$117,869	$109,610	$116,814	$104,171

(1)	These amounts are either supported by insured mortgages or issued by U.S. agencies and government-sponsored enterprises. NHA refers to the National Housing Act.
 The carrying value of securities that are part of fair value hedging relationships are adjusted for related gains (losses) on hedge contracts.
Unrealized Gains and Losses on FVOCI Securities
The following table summarizes the unrealized gains and losses on FVOCI securities:

(Canadian $ in millions)	July 31, 2024				October 31, 2023
	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Cost or amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Issued or guaranteed by:
Canadian federal government	$28,029	$278	$(18)	$28,289	$20,579	$14	$(493)	$20,100
Canadian provincial and municipal governments	5,831	88	(27)	5,892	5,281	2	(228)	5,055
U.S. federal government	12,019	223	(70)	12,172	6,245	-	(365)	5,880
U.S. states, municipalities and agencies	5,050	23	(72)	5,001	5,486	5	(190)	5,301
Other governments	5,764	29	(8)	5,785	7,064	13	(108)	6,969
NHA MBS, U.S. agency MBS and CMO	19,825	87	(274)	19,638	16,421	12	(668)	15,765
Corporate debt	4,458	73	(29)	4,502	3,676	3	(90)	3,589
Corporate equity	134	43	-	177	129	31	-	160
Total	$81,110	$844	$(498)	$81,456	$64,881	$80	$(2,142)	$62,819
 Unrealized gains (losses) may be offset by related (losses) gains on hedge contracts.
 Certain comparative figures have been reclassified for changes in accounting policy (Note 1).
Interest Income on Debt Securities
The following table presents interest income calculated using the effective interest method:

(Canadian $ in millions)	For the three months ended		For the nine months ended
	July 31, 2024	July 31, 2023	July 31, 2024	July 31, 2023
FVOCI securities	$946	$689	$2,789	$1,812
Amortized cost securities	988	991	3,017	2,406
Total	$1,934	$1,680	$5,806	$4,218

Non-Interest
Revenue
Net gains and losses from securities, excluding gains and losses on trading securities, have been included in our Consolidated Statement of Income as follows:

(Canadian $ in millions)	For the three months ended		For the nine months ended
	July 31, 2024	July 31, 2023	July 31, 2024	July 31, 2023

FVTPL securities	$23	$34	$55	$111
FVOCI securities - net realized gains (1)	26	2	89	35
Impairment on FVOCI and amortized cost securities	-	-	(1)	-
Securities gains, other than trading	$49	$36	$143	$146

(1)	Gains are net of (losses) on hedge contracts.
Interest and dividend income and gains on securities held in our Insurance business are recorded in non-interest
revenue, insurance investment results, in our Consolidated Statement of Income as follows:

(Canadian $ in millions)	For the three months ended		For the nine months ended
	July 31, 2024	July 31, 2023	July 31, 2024	July 31, 2023

Interest and dividend income	$127	$117	$385	$334
Gains (losses) from securities designated at FVTPL	560	(280)	1,166	329
Realized gains from FVOCI securities	1	-	1	1
Total interest and dividend income and gains held in our Insurance business	$688	$(163)	$1,552	$664